UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7177

Name of Fund:  Merrill Lynch Mid Cap Value Opportunities Fund of
               The Asset Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/06

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments


Merrill Lynch Mid Cap Value Opportunities Fund

Schedule of Investments as of April 30, 2005                                                                    (in U.S. dollars)

North America       Industry*              Shares Held    Common Stocks                                                 Value
Canada - 0.3%       Commercial Banks - 0.3%     30,404    Toronto-Dominion Bank                                     $   1,215,856

                                                          Total Common Stocks in Canada                                 1,215,856


United              Aerospace &                210,900    Raytheon Co.                                                  7,931,949
States - 90.3%      Defense - 1.9%

                    Auto Components - 0.8%      89,500    American Axle & Manufacturing Holdings, Inc.                  1,786,420
                                                50,300    Lear Corp.                                                    1,704,667
                                                                                                                    -------------
                                                                                                                        3,491,087

                    Biotechnology - 2.3%        19,400    Cephalon, Inc. (b)                                              851,660
                                                48,500    Chiron Corp. (b)(d)                                           1,656,275
                                               200,200    Human Genome Sciences, Inc. (b)(d)                            2,070,068
                                               255,500    Maxygen, Inc. (b)                                             1,918,805
                                               131,700    Medimmune, Inc. (b)(d)                                        3,341,229
                                                                                                                    -------------
                                                                                                                        9,838,037

                    Building Products - 0.5%    63,500    Masco Corp.                                                   1,999,615

                    Capital Markets - 2.9%     708,400    E*Trade Financial Corp. (b)                                   7,870,324
                                               329,000    Janus Capital Group, Inc.                                     4,273,710
                                                                                                                    -------------
                                                                                                                       12,144,034

                    Chemicals - 0.5%            49,900    Valspar Corp.                                                 2,062,367

                    Commercial Banks - 4.7%    341,900    The Colonial BancGroup, Inc.                                  7,542,314
                                               110,100    Compass Bancshares, Inc.                                      4,736,502
                                               170,275    First Midwest Bancorp, Inc.                                   5,561,182
                                                63,228    TD Banknorth, Inc.                                            1,947,422
                                                                                                                    -------------
                                                                                                                       19,787,420

                    Commercial Services &       80,400    Avery Dennison Corp.                                          4,208,940
                    Supplies - 4.5%            351,200    Cendant Corp.                                                 6,992,392
                                               119,100    Cintas Corp.                                                  4,596,069
                                                87,100    Corrections Corp. of America (b)                              3,296,735
                                                                                                                    -------------
                                                                                                                       19,094,136

                    Communications             238,300    CommScope, Inc. (b)                                           3,364,796
                    Equipment - 2.0%           654,900    Tellabs, Inc. (b)                                             5,082,024
                                                                                                                    -------------
                                                                                                                        8,446,820

                    Construction &              94,000    Chicago Bridge & Iron Co. NV                                  2,103,720
                    Engineering - 2.2%         142,700    Fluor Corp.                                                   7,357,612
                                                                                                                    -------------
                                                                                                                        9,461,332

                    Construction                79,000    Martin Marietta Materials, Inc.                               4,344,210
                    Materials - 1.0%

                    Containers &               194,800    Smurfit-Stone Container Corp. (b)                             2,553,828
                    Packaging - 0.6%

                    Diversified Financial       97,500    Citigroup, Inc.                                               4,578,600
                    Services - 1.1%

                    Electric                   188,300    Cinergy Corp.                                                 7,456,680
                    Utilities - 1.8%

                    Electronic Equipment &     139,600    Anixter International, Inc. (b)(d)                            5,154,032
                    Instruments - 4.3%         245,200    Ingram Micro, Inc. Class A (b)                                4,085,032
                                               246,800    Tech Data Corp. (b)                                           9,015,604
                                                                                                                    -------------
                                                                                                                       18,254,668

                    Energy Equipment &         105,300    BJ Services Co. (d)                                           5,133,375
                    Services - 4.3%            209,500    Diamond Offshore Drilling                                     9,241,045
                                               142,600    Rowan Cos., Inc.                                              3,783,178
                                                                                                                    -------------
                                                                                                                       18,157,598

                    Food Products - 3.8%       251,000    ConAgra Foods, Inc.                                           6,714,250
                                               426,300    Del Monte Foods Co. (b)                                       4,446,309
                                               150,300    Smithfield Foods, Inc. (b)                                    4,548,078
                                                                                                                    -------------
                                                                                                                       15,708,637

                    Health Care Equipment &     17,200    Inamed Corp. (b)                                              1,046,448
                    Supplies - 0.6%             36,300    Mentor Corp.                                                  1,332,210
                                                                                                                    -------------
                                                                                                                        2,378,658

                    Health Care Providers    1,483,800    WebMD Corp. (b)                                              14,096,100
                    & Services - 3.4%

                    Hotels, Restaurants &       31,900    Harrah's Entertainment, Inc. (d)                              2,093,278
                    Leisure - 0.5%

                    Household                  307,600    Newell Rubbermaid, Inc.                                       6,684,148
                    Durables - 1.6%

                    IT Services - 6.3%         862,400    Convergys Corp. (b)                                          11,176,704
                                                49,900    Fiserv, Inc. (b)                                              2,110,770
                                               312,100    Sabre Holdings Corp. Class A                                  6,104,676
                                               213,700    Sungard Data Systems, Inc. (b)                                7,137,580
                                                                                                                    -------------
                                                                                                                       26,529,730

                    Industrial                  74,700    Teleflex, Inc.                                                3,994,209
                    Conglomerates - 1.0%

                    Insurance - 3.6%           409,400    Conseco, Inc. (b)(d)                                          7,876,856
                                               185,300    Protective Life Corp.                                         7,085,872
                                                                                                                    -------------
                                                                                                                       14,962,728

                    Internet Software &      3,143,846    Vignette Corp. (b)                                            3,678,300
                    Services - 0.9%

                    Leisure Equipment &        307,700    Mattel, Inc. (d)                                              5,553,985
                    Products - 1.3%

                    Machinery - 2.1%            52,400    Eaton Corp.                                                   3,073,260
                                                61,100    ITT Industries, Inc.                                          5,527,106
                                                                                                                    -------------
                                                                                                                        8,600,366

                    Media - 3.2%               138,400    Harte-Hanks, Inc.                                             3,944,400
                                                61,100    Knight-Ridder, Inc.                                           3,953,170
                                               134,600    Liberty Media International, Inc. Class A (b)(d)              5,581,862
                                                                                                                    -------------
                                                                                                                       13,479,432

                    Metals & Mining - 1.5%     122,900    Reliance Steel & Aluminum Co.                                 4,637,017
                                                67,500    Wheeling-Pittsburgh Corp. (b)                                 1,619,325
                                                                                                                    -------------
                                                                                                                        6,256,342

                    Multiline Retail - 1.5%    125,400    Dollar Tree Stores, Inc. (b)(d)                               3,071,046
                                               186,300    Saks, Inc. (b)(d)                                             3,174,552
                                                                                                                    -------------
                                                                                                                        6,245,598

                    Oil & Gas - 5.5%            71,300    Murphy Oil Corp.                                              6,352,117
                                               134,200    Noble Energy, Inc.                                            8,604,904
                                                39,200    Sunoco, Inc.                                                  3,890,992
                                                75,400    Unocal Corp.                                                  4,113,070
                                                                                                                    -------------
                                                                                                                       22,961,083

                    Paper & Forest              60,900    Georgia-Pacific Corp.                                         2,087,043
                    Products - 0.5%

                    Pharmaceuticals - 3.9%     972,000    King Pharmaceuticals, Inc. (b)                                7,776,000
                                               299,900    Medicis Pharmaceutical Corp. Class A                          8,427,190
                                                                                                                    -------------
                                                                                                                       16,203,190

                    Real Estate - 1.4%         158,200    Equity Office Properties Trust                                4,978,554
                                                82,600    Friedman Billings Ramsey Group, Inc. Class A                    998,634
                                                                                                                    -------------
                                                                                                                        5,977,188

                    Road & Rail - 0.8%          79,300    CSX Corp.                                                     3,182,309

                    Specialty Retail - 6.7%    249,400    Foot Locker, Inc.                                             6,649,004
                                               201,400    The Gap, Inc.                                                 4,299,890
                                               224,000    Linens 'N Things, Inc. (b)                                    5,225,920
                                               174,100    RadioShack Corp.                                              4,347,277
                                               335,800    TJX Cos., Inc.                                                7,605,870
                                                                                                                    -------------
                                                                                                                       28,127,961

                    Thrifts & Mortgage         118,200    New York Community Bancorp, Inc.                              2,092,140
                    Finance - 4.0%             406,700    Sovereign Bancorp, Inc.                                       8,365,819
                                               136,400    Webster Financial Corp.                                       6,199,380
                                                                                                                    -------------
                                                                                                                       16,657,339

                    Trading Companies &         63,200    WW Grainger, Inc.                                             3,494,328
                    Distributors - 0.8%

                                                          Total Common Stocks in the United States                    378,554,333

                                                          Total Common Stocks in North America - 90.6%                379,770,189


Western Europe

Switzerland - 0.6%  Biotechnology - 0.6%       166,800    Serono SA (a)                                                 2,658,792

                                                          Total Common Stocks in Western Europe - 0.6%                  2,658,792

                                                          Total Common Stocks (Cost - $351,517,215) - 91.2%           382,428,981


Merrill Lynch Mid Cap Value Opportunities Fund

Schedule of Investments as of April 30, 2005 (concluded)                                                        (in U.S. dollars)

                    Industry*              Shares Held    Exchange-Traded Funds                                         Value
                                                18,300    iShares Russell 2000 Index Fund                           $   2,109,075
                                                42,000    iShares S&P SmallCap 600 Index Fund                           6,302,520
                                                54,700    Midcap SPDR Trust Series 1 (d)                                6,340,824
                                                                                                                    -------------
                                                                                                                       14,752,419

                    Oil & Gas - 2.1%            26,600    Energy Select Sector SPDR Fund                                1,078,630
                                                29,500    iShares Goldman Sachs Natural Resources Index Fund            4,065,100
                                                40,800    Oil Service HOLDRs Trust (d)                                  3,632,424
                                                                                                                    -------------
                                                                                                                        8,776,154

                                                          Total Exchange-Traded Funds (Cost $21,053,696) - 5.6%        23,528,573


                                            Beneficial
                                              Interest    Short-Term Securities
                                          $ 12,465,037    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                          Series I (e)                                                 12,465,037
                                             33,839,650   Merrill Lynch Liquidity Series, LLC Money Market
                                                          Series (c)(e)                                                33,839,650

                                                          Total Short-Term Securities (Cost - $46,304,687) - 11.1%     46,304,687

                    Total Investments (Cost - $418,875,598**) - 107.9%                                                452,262,241
                    Liabilities in Excess of Other Assets - (7.9%)                                                   (33,213,391)
                                                                                                                    -------------
                    Net Assets - 100.0%                                                                             $ 419,048,850
                                                                                                                    =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                           $  421,719,597
                                                             ==============
    Gross unrealized appreciation                            $   50,836,092
    Gross unrealized depreciation                              (20,293,448)
                                                             --------------
    Net unrealized appreciation                              $   30,542,644
                                                             ==============

(a) Depositary Receipts.

(b) Non-income producing security.

(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

(e) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                   Interest
    Affiliate                                   Net Activity         Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                 $    1,650,564      $  40,580
    Merrill Lynch Liquidity Series,
      LLC Money Market Series                 $ (14,125,300)      $   6,175



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


By:   /s/ Robert C. Doll, Jr.
      -----------------------
      Robert C. Doll, Jr.
      Chief Executive Officer
      Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: June 20, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Robert C. Doll, Jr.
      -----------------------
      Robert C. Doll, Jr.
      Chief Executive Officer
      Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: June 20, 2005


By:   /s/ Donald C. Burke
      -------------------
      Donald C. Burke
      Chief Financial Officer
      Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc.


Date: June 20, 2005